Shareholders’ Equity (Details) - Schedule of Summarizes the Movement in Share Capital	6 Months Ended
Jun. 30, 2023 shares
Schedule of Summarizes the Movement in Share Capital [Abstract]
Issued and paid-in share capital as at January 1	11,781,963
ATM	3,600
RSU vesting	381,479
Exercise of options to shares	126,000
Fund raising	1,330,000
Total	13,623,042